Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 22. Related Party Transactions
In July 2021, the Company purchased a building from a company owned by the controlling shareholder for its appraised value of $5.1 million. There were no lease payments made to the related party and $0.1 million during the years ended December 31, 2022 and 2021, respectively. There were no material amounts due to the related party as of December 31, 2022 and 2021.
The Company has a royalty agreement with a company related to the controlling shareholder. The related party assisted the Company with the development of several products and receives royalties based on the sales of these products. Total payments to the related party were approximately $0.5 million and $1.0 million during the years ended December 31, 2022 and 2021, respectively. As of each December 31, 2022 and 2021, $0.2 million was due to the related party
pursuant to the royalty agreement.
A minority shareholder and director of the Company is also a shareholder in a law firm that provides legal services to the Company. Total payments to the related party were $1.3 million and $2.3 million during the years ended December 31, 2022 and 2021, respectively. The Company’s accounts payable to the firm was $0.1 million as of each December 31, 2022 and 2021.
A minority shareholder affiliated with a director of the Company provided financial advisory services to the Company in connection with the August 2022 Financing Agreement. Total payments to the related party were $1.0 million during the year ended December 31, 2022. There were no amounts due to the related party as of December 31, 2022.